Quarterly Holdings Report
for
Fidelity® Series Sustainable Emerging Markets Fund
January 31, 2024
SMK-NPRT1-0324
1.9908944.100
Common Stocks - 94.9%
	Shares	Value ($)
Brazil - 6.6%
Banco do Brasil SA	1,496	17,045
Cury Construtora e Incorporado SA	1,385	5,172
Cyrela Brazil Realty SA	500	2,257
ENGIE Brasil Energia SA	3,475	28,463
Equatorial Energia SA	2,072	14,817
Hapvida Participacoes e Investimentos SA (a)(b)	27,001	21,146
Hypera SA	371	2,376
Localiza Rent a Car SA	3,660	39,980
LOG Commercial Properties e Participacoes SA	1,243	5,146
Lojas Renner SA	10,194	33,024
MercadoLibre, Inc. (a)	17	29,101
Raia Drogasil SA	8,173	41,736
Rede D'Oregon Sao Luiz SA (b)	500	2,740
StoneCo Ltd. Class A (a)	1,273	21,883
Suzano Papel e Celulose SA	1,956	20,380
Transmissora Alianca de Energia Eletrica SA	2,072	15,428
XP, Inc. Class A	2,092	51,421
TOTAL BRAZIL		352,115
Chile - 1.0%
Antofagasta PLC	1,549	34,059
Banco de Chile	151,365	16,971
TOTAL CHILE		51,030
China - 24.3%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	486	7,715
Alibaba Group Holding Ltd.	14,623	131,153
Alibaba Group Holding Ltd. sponsored ADR	155	11,186
Baidu, Inc.:
Class A (a)	851	11,018
sponsored ADR (a)	62	6,529
BeiGene Ltd. ADR (a)	91	13,489
BYD Co. Ltd. (H Shares)	1,710	38,287
China Communications Services Corp. Ltd. (H Shares)	18,735	7,714
China Construction Bank Corp. (H Shares)	169,178	100,469
China Gas Holdings Ltd.	7,515	6,852
China Jushi Co. Ltd. (A Shares)	7,600	9,735
China Life Insurance Co. Ltd. (H Shares)	21,358	24,622
China Resources Beer Holdings Co. Ltd.	4,753	17,188
ENN Energy Holdings Ltd.	2,887	21,490
Flat Glass Group Co. Ltd.	1,000	1,504
Guangdong Investment Ltd.	15,959	9,278
Haier Smart Home Co. Ltd.	5,771	16,307
Haier Smart Home Co. Ltd. (A Shares)	2,300	7,177
Haitian International Holdings Ltd.	5,755	12,810
Industrial & Commercial Bank of China Ltd. (H Shares)	59,036	28,758
Innovent Biologics, Inc. (a)(b)	1,262	5,084
JD.com, Inc.:
Class A	608	6,856
sponsored ADR	156	3,518
JOYY, Inc. ADR	124	3,802
KE Holdings, Inc. ADR	175	2,480
Kingdee International Software Group Co. Ltd. (a)	3,876	3,747
Kunlun Energy Co. Ltd.	15,844	14,195
Kweichow Moutai Co. Ltd. (A Shares)	100	22,420
Lenovo Group Ltd.	35,229	36,887
Li Auto, Inc.:
ADR (a)	827	22,891
Class A (a)	888	12,275
Meituan Class B (a)(b)	4,050	32,575
NetEase, Inc. ADR	322	31,440
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	672	51,516
PDD Holdings, Inc. ADR (a)	965	122,430
Ping An Insurance Group Co. of China Ltd. (H Shares)	11,506	48,366
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,000	37,499
Sinotruk Hong Kong Ltd.	9,782	22,217
Sunny Optical Technology Group Co. Ltd.	527	3,239
Tencent Holdings Ltd.	5,570	193,342
Tongdao Liepin Group (a)	7,201	3,570
TravelSky Technology Ltd. (H Shares)	8,198	8,246
Trip.com Group Ltd. ADR (a)	1,251	45,737
Tsingtao Brewery Co. Ltd. (H Shares)	2,320	13,240
Uni-President China Holdings Ltd.	21,530	12,094
WuXi AppTec Co. Ltd. (H Shares) (b)	1,199	8,296
Wuxi Biologics (Cayman), Inc. (a)(b)	5,418	14,258
XPeng, Inc. ADR (a)	738	6,148
Zai Lab Ltd. (a)	2,045	4,345
Zhongji Innolight Co. Ltd. (A Shares)	800	11,429
ZTO Express, Inc. sponsored ADR	713	11,665
TOTAL CHINA		1,299,088
Greece - 1.6%
Alpha Bank SA (a)	32,824	58,530
OPAP SA	1,037	17,953
Piraeus Financial Holdings SA (a)	1,478	5,990
TOTAL GREECE		82,473
Hong Kong - 1.2%
ASMPT Ltd.	1,266	12,217
Huanxi Media Group Ltd. (a)	81,876	6,507
Kerry Properties Ltd.	6,552	10,404
Prudential PLC	3,456	35,502
TOTAL HONG KONG		64,630
Hungary - 0.2%
OTP Bank PLC	266	12,323
India - 15.8%
Axis Bank Ltd. sponsored GDR (Reg. S)	1,323	85,466
HDFC Bank Ltd. sponsored ADR	2,713	150,544
ICICI Bank Ltd. sponsored ADR	6,445	157,258
Infosys Ltd. sponsored ADR	7,837	155,643
Larsen & Toubro Ltd. GDR	2,406	100,811
Mahindra & Mahindra Ltd. sponsored GDR	269	5,380
Reliance Industries Ltd. GDR (b)	2,731	189,531
TOTAL INDIA		844,633
Indonesia - 3.6%
PT Bank Central Asia Tbk	137,430	83,149
PT Bank Mandiri (Persero) Tbk	5,300	2,231
PT Bank Negara Indonesia (Persero) Tbk	4,100	1,492
PT Bank Rakyat Indonesia (Persero) Tbk	194,866	70,198
PT Sumber Alfaria Trijaya Tbk	32,828	5,510
PT Telkom Indonesia Persero Tbk	123,503	30,978
TOTAL INDONESIA		193,558
Korea (South) - 12.2%
AMOREPACIFIC Corp.	155	13,673
Coway Co. Ltd.	312	12,942
Delivery Hero AG (a)(b)	544	12,343
Hyundai Motor Co. Ltd.	43	6,254
Jeisys Medical, Inc. (a)	53	338
JYP Entertainment Corp.	81	4,559
Kakao Corp.	717	28,039
KB Financial Group, Inc.	856	36,327
Kia Corp.	432	33,183
LG Corp.	162	9,947
LS Electric Co. Ltd.	104	5,468
NAVER Corp.	464	69,193
POSCO	43	13,643
Samsung Biologics Co. Ltd. (a)(b)	43	27,068
Samsung Electronics Co. Ltd.	5,052	274,513
Samsung SDI Co. Ltd.	41	11,379
SK Hynix, Inc.	894	89,527
TOTAL KOREA (SOUTH)		648,396
Mexico - 2.9%
Corporacion Inmobiliaria Vesta S.A.B. de CV	2,891	10,994
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	325	12,324
Fibra Uno Administracion SA de CV	3,108	5,284
Gruma S.A.B. de CV Series B	399	7,469
Grupo Financiero Banorte S.A.B. de CV Series O	6,591	67,038
Wal-Mart de Mexico SA de CV Series V	12,123	50,087
TOTAL MEXICO		153,196
Netherlands - 0.5%
CTP BV (b)	1,679	28,742
Panama - 0.4%
Copa Holdings SA Class A	241	23,150
Philippines - 0.1%
SM Investments Corp.	403	6,431
Poland - 0.6%
CD Projekt RED SA	543	14,205
Dino Polska SA (a)(b)	167	18,097
TOTAL POLAND		32,302
Saudi Arabia - 2.6%
Al Rajhi Bank	2,555	57,230
Alinma Bank	4,408	48,722
The Saudi National Bank	3,194	34,579
TOTAL SAUDI ARABIA		140,531
South Africa - 3.7%
Absa Group Ltd.	1,037	9,073
Bid Corp. Ltd.	616	14,942
Capitec Bank Holdings Ltd.	395	42,153
Discovery Ltd.	4,055	30,003
FirstRand Ltd.	298	1,081
Gold Fields Ltd. sponsored ADR	1,153	17,064
Impala Platinum Holdings Ltd.	5,638	21,885
Pepkor Holdings Ltd. (b)	8,954	9,230
Pick 'n Pay Stores Ltd.	5,772	7,214
Shoprite Holdings Ltd.	2,008	29,117
Standard Bank Group Ltd.	1,448	15,448
TOTAL SOUTH AFRICA		197,210
Taiwan - 15.3%
Accton Technology Corp.	1,073	18,054
ASE Technology Holding Co. Ltd.	1,242	5,371
Asia Vital Components Co. Ltd.	1,073	14,576
BizLink Holding, Inc.	2,225	16,378
Chailease Holding Co. Ltd.	9,208	50,982
Chroma ATE, Inc.	1,158	7,403
Formosa Plastics Corp.	10,749	24,707
HIWIN Technologies Corp.	2,302	16,161
International Games Systems Co. Ltd.	1,150	30,430
Inventec Corp.	4,299	7,552
King Yuan Electronics Co. Ltd.	5,755	15,376
Quanta Computer, Inc.	1,073	8,486
Taiwan Semiconductor Manufacturing Co. Ltd.	25,437	509,316
Uni-President Enterprises Corp.	26,473	61,189
Wistron Corp.	3,219	11,788
Yageo Corp.	1,073	18,877
TOTAL TAIWAN		816,646
Tanzania - 0.4%
Helios Towers PLC (a)	20,488	20,538
United Arab Emirates - 0.2%
Emaar Properties PJSC	5,039	10,193
United States of America - 1.7%
FirstCash Holdings, Inc.	348	39,940
Globant SA (a)	82	19,336
Tenaris SA sponsored ADR	300	9,543
Titan Cement International Trading SA	775	19,808
TOTAL UNITED STATES OF AMERICA		88,627
TOTAL COMMON STOCKS (Cost $5,057,143)		5,065,812

Nonconvertible Preferred Stocks - 2.9%
	Shares	Value ($)
Brazil - 2.3%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	3,914	20,232
Itau Unibanco Holding SA	2,072	13,709
Metalurgica Gerdau SA (PN)	7,864	15,730
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,944	31,882
sponsored ADR	2,364	40,353
TOTAL BRAZIL		121,906
Korea (South) - 0.6%
Hyundai Motor Co. Ltd. Series 2	217	19,175
Samsung Electronics Co. Ltd.	312	13,652
TOTAL KOREA (SOUTH)		32,827
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $126,793)		154,733

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $119,362)	119,338	119,362

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,303,298)	5,339,907
NET OTHER ASSETS (LIABILITIES) - 0.0% (d)	(1,391)
NET ASSETS - 100.0%	5,338,516

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1	Mar 2024	49,040	100	100

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $369,110 or 6.9% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $8,612 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	118,523	537,412	536,573	2,410	-	-	119,362	0.0%
Total	118,523	537,412	536,573	2,410	-	-	119,362

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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